Condensed Statement of Changes in Stockholders' Equity - USD ($)	Total	Series B-1 Convertible Preferred Stock [Member]	Series A-1 Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Treasury Stock [Member]	IPO [Member]	IPO [Member] Common Stock [Member]	IPO [Member] Additional Paid-in Capital [Member]	Over-allotment Option [Member]	Over-allotment Option [Member] Common Stock [Member]	Over-allotment Option [Member] Additional Paid-in Capital [Member]
Beginning balance at Dec. 31, 2016	$ (17,530,456)	$ 8,174,693	$ 4,497,548	$ 112	$ 5,351,204	$ (22,875,308)	$ (6,464)
Beginning balance, shares at Dec. 31, 2016		1,662,104	960,083	1,124,080			808
Accretion of preferred stock	(274,011)	$ 31,493	$ 242,518		(274,011)
Proceeds from offering costs								$ 3,930,078	$ 67	$ 3,930,011	$ 10,407,706	$ 480	$ 10,407,226
Proceeds from offering costs, shares									665,498			4,801,250
Proceeds from private placement, net of offering costs of $2,500	2,922,885			$ 56	2,922,829
Proceeds from private placement, net of offering costs of $2,500, shares				557,216
Conversion of Series A-1 and Series B-1 convertible preferred stock into common stock	12,946,252	$ (8,206,186)	$ (4,740,066)	$ 262	12,945,990
Conversion of Series A-1 and Series B-1 convertible preferred stock into common stock, Shares		(1,662,104)	(960,083)	2,622,187
Conversion of convertible promissory notes into common stock	5,467,389			$ 106	5,467,283
Conversion of convertible promissory notes into common stock, shares				1,055,430
Fair value of warrants issued with convertible promissory notes	5,172,000				5,172,000
Warrants issued to IPO selling agent deemed to be derivative liability	(156,725)				(156,725)
Exercise of stock options	$ 26,954			$ 8	26,946
Exercise of stock options, shares	80,085			80,085
Common stock issued for the exercise of warrants	$ 102,660			$ 3	102,657
Common stock issued for the exercise of warrants, shares				34,800
Restricted stock vested, shares				312
Shares of common stock issued for services	30,000				30,000
Shares of common stock issued for services, shares				4,000
Shares of common stock issued for repayment of promissory notes	1,217,172			$ 19	1,217,153
Shares of common stock issued for repayment of promissory notes, shares				193,509
Additional shares issued pursuant to software license agreement	1,845			$ 1	1,844
Additional shares issued pursuant to software license agreement, shares				492
Stock-based compensation	279,508				279,508
Net loss	(12,097,479)					(12,097,479)
Ending balance at Dec. 31, 2017	12,445,778			$ 1,114	47,423,915	(34,972,787)	$ (6,464)
Ending balance, shares at Dec. 31, 2017				11,138,859			808
Common stock issued upon vesting of restricted stock units	(63,149)			$ 3	(63,152)
Common stock issued upon vesting of restricted stock units, Shares				31,152
Common stock issued for the exercise of warrants	$ 3,550,490			$ 120	3,550,370
Common stock issued for the exercise of warrants, shares				1,203,556
Restricted stock vested				$ 3	(3)
Restricted stock vested, shares	17,570			32,540
Stock-based compensation	$ 336,355				336,355
Net loss	(2,345,402)					(2,345,402)
Ending balance at Mar. 31, 2018	13,924,072			$ 1,240	51,247,485	(37,318,189)	$ (6,464)
Ending balance, shares at Mar. 31, 2018				12,406,107			808
Beginning balance at Dec. 31, 2017	12,445,778			$ 1,114	47,423,915	(34,972,787)	$ (6,464)
Beginning balance, shares at Dec. 31, 2017				11,138,859			808
Net loss	(7,624,785)
Ending balance at Sep. 30, 2018	8,948,935			$ 1,243	51,551,728	(42,597,572)	$ (6,464)
Ending balance, shares at Sep. 30, 2018				12,435,223			808
Beginning balance at Dec. 31, 2017	12,445,778			$ 1,114	47,423,915	(34,972,787)	$ (6,464)
Beginning balance, shares at Dec. 31, 2017				11,138,859			808
Common stock issued upon vesting of restricted stock units	(74,213)			$ 4	(74,217)
Common stock issued upon vesting of restricted stock units, Shares				42,781
Exercise of stock options	$ 2				2
Exercise of stock options, shares	1,172			1,172
Common stock issued for the exercise of warrants	$ 3,556,391			$ 121	3,556,270
Common stock issued for the exercise of warrants, shares				1,205,556
Restricted stock vested				$ 6	(6)
Restricted stock vested, shares	22,819			61,011
Stock-based compensation	$ 814,666				814,666
Net loss	(10,316,739)					(10,316,739)
Ending balance at Dec. 31, 2018	6,425,885			$ 1,245	51,720,630	(45,289,526)	$ (6,464)
Ending balance, shares at Dec. 31, 2018				12,449,379			808
Beginning balance at Mar. 31, 2018	13,924,072			$ 1,240	51,247,485	(37,318,189)	$ (6,464)
Beginning balance, shares at Mar. 31, 2018				12,406,107			808
Common stock issued upon vesting of restricted stock units	(5,041)			$ (1)	(5,040)
Common stock issued upon vesting of restricted stock units, Shares				3,934
Exercise of stock options	2				2
Exercise of stock options, shares				1,172
Common stock issued for the exercise of warrants	$ 5,901			$ 1	5,900
Common stock issued for the exercise of warrants, shares				2,000
Restricted stock vested				$ 1	(1)
Restricted stock vested, shares	1,692			937
Stock-based compensation	$ 155,725				155,725
Net loss	(2,629,561)					(2,629,561)
Ending balance at Jun. 30, 2018	11,451,098			$ 1,241	51,404,071	(39,947,750)	$ (6,464)
Ending balance, shares at Jun. 30, 2018				12,414,150			808
Common stock issued upon vesting of restricted stock units	$ (3,222)			$ 1	(3,223)
Common stock issued upon vesting of restricted stock units, Shares				3,971
Restricted stock vested				$ 1	(1)
Restricted stock vested, shares	1,653			17,102
Stock-based compensation	$ 150,881				150,881
Net loss	(2,649,822)					(2,649,822)
Ending balance at Sep. 30, 2018	8,948,935			$ 1,243	51,551,728	(42,597,572)	$ (6,464)
Ending balance, shares at Sep. 30, 2018				12,435,223			808
Beginning balance at Dec. 31, 2018	6,425,885			$ 1,245	51,720,630	(45,289,526)	$ (6,464)
Beginning balance, shares at Dec. 31, 2018				12,449,379			808
Cumulative impact of ASC 606	(123,447)					(123,447)
Proceeds from offering costs	5,603,829			$ 454	5,603,375
Proceeds from offering costs, shares				4,542,500
Common stock issued upon vesting of restricted stock units	(72,115)			$ 10	(72,125)
Common stock issued upon vesting of restricted stock units, Shares				95,001
Restricted stock vested	$ 1			$ 1
Restricted stock vested, shares	45,459			10,436
Warrants issued as offering costs and recorded as a derivative liability	$ (196,236)				(196,236)
Stock-based compensation	396,325				396,325
Net loss	(2,598,060)					(2,598,060)
Ending balance at Mar. 31, 2019	9,436,182			$ 1,710	57,451,969	(48,011,033)	$ (6,464)
Ending balance, shares at Mar. 31, 2019				17,097,316			808
Beginning balance at Dec. 31, 2018	$ 6,425,885			$ 1,245	51,720,630	(45,289,526)	$ (6,464)
Beginning balance, shares at Dec. 31, 2018				12,449,379			808
Exercise of stock options, shares	9,928
Net loss	$ (7,951,505)
Ending balance at Sep. 30, 2019	4,418,525			$ 1,716	57,787,751	(53,364,478)	$ (6,464)
Ending balance, shares at Sep. 30, 2019				17,188,929			808
Beginning balance at Mar. 31, 2019	9,436,182			$ 1,710	57,451,969	(48,011,033)	$ (6,464)
Beginning balance, shares at Mar. 31, 2019				17,097,316			808
Common stock issued upon vesting of restricted stock units	(6,356)			$ 1	(6,357)
Common stock issued upon vesting of restricted stock units, Shares				22,344
Exercise of stock options	15			$ 1	14
Exercise of stock options, shares				8,854
Restricted stock vested	$ (72)			$ 1	(73)
Restricted stock vested, shares	7,032			10,369
Stock-based compensation	$ 197,028				197,028
Net loss	(2,565,327)					(2,565,327)
Ending balance at Jun. 30, 2019	7,061,470			$ 1,713	57,642,581	(50,576,360)	$ (6,464)
Ending balance, shares at Jun. 30, 2019				17,138,883			808
Common stock issued upon vesting of restricted stock units	(1,779)			$ 3	(1,782)
Common stock issued upon vesting of restricted stock units, Shares				41,837
Exercise of stock options	$ 1				1
Exercise of stock options, shares				1,074
Restricted stock vested, shares	3,015			7,135
Stock-based compensation	$ 146,951				146,951
Net loss	(2,788,118)					(2,788,118)
Ending balance at Sep. 30, 2019	$ 4,418,525			$ 1,716	$ 57,787,751	$ (53,364,478)	$ (6,464)
Ending balance, shares at Sep. 30, 2019				17,188,929			808